DISCONTINUED OPERATIONS - Narrative (Details) $ in Thousands, $ in Thousands				3 Months Ended	12 Months Ended
	Jul. 31, 2026 USD ($)	Jul. 31, 2026 AUD ($)	Jun. 09, 2026 USD ($)	Mar. 31, 2026 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jul. 31, 2026 AUD ($)
Disposal Group, Including Discontinued Operations [Line Items]
Restructuring charges					$ 41,309	$ 92,468
Consumer And Professional Products
Disposal Group, Including Discontinued Operations [Line Items]
Restructuring charges					41,309	92,468
Payments for restructuring					17,546	33,536
Non-cash charges				$ 19,867	23,763	58,932
Impairment of inventory					23,763	37,100
Impairment of machinery and equipment						21,832
Consumer And Professional Products | Personnel related costs
Disposal Group, Including Discontinued Operations [Line Items]
Payments for restructuring				$ 6,046	5,856	16,772
Consumer And Professional Products | Facilities, exit costs and other
Disposal Group, Including Discontinued Operations [Line Items]
Payments for restructuring					$ 11,690	$ 16,764
Discontinued Operations, Disposed of by Sale | AMES North America
Disposal Group, Including Discontinued Operations [Line Items]
Proceeds from organization of joint venture			$ 100,000
Notes issued			161,100
Equity method investments			$ 118,600
Discontinued Operations, Disposed of by Sale | AMES North America | Veritage Brands
Disposal Group, Including Discontinued Operations [Line Items]
Equity method investment, ownership percentage			43.00%
Discontinued Operations, Disposed of by Sale | AMES North America | Veritage Brands | ONCAP Management Partners, L.P.
Disposal Group, Including Discontinued Operations [Line Items]
Equity method investment, ownership percentage			57.00%
Discontinued Operations, Held-for-sale | AMES Australasia business
Disposal Group, Including Discontinued Operations [Line Items]
Proceeds from organization of joint venture	$ 180,910	$ 258,000
Notes issued	48,593	$ 69,300
Equity method investments	$ 20,896						$ 29,800
Discontinued Operations, Held-for-sale | AMES Australasia business | Griffon Joint Venture
Disposal Group, Including Discontinued Operations [Line Items]
Equity method investment, ownership percentage	49.00%						49.00%
Discontinued Operations, Held-for-sale | AMES Australasia business | Griffon Joint Venture | Investment Group, including AMES Australasia Management
Disposal Group, Including Discontinued Operations [Line Items]
Equity method investment, ownership percentage	51.00%						51.00%